Intangible Assets, net - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 3,734	$ 3,736
Total Gross Carrying Amount	3,979	3,981
Amortization
Accumulated Amortization	2,566	2,403
Intangible assets, net
Net Carrying Amount	1,168	1,332
Total Net Book Value	1,413	1,577
Trademarks
Intangible assets - Gross carrying amount
Gross Carrying Amount, Unamortized	$ 245	245
Customer relationships
Intangible assets, net
Weighted- Average Amortization Period (Years)	15 years 6 months
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 2,298	2,300
Amortization
Accumulated Amortization	1,349	1,230
Intangible assets, net
Net Carrying Amount	$ 949	1,070
Customer relationships | Minimum
Intangible assets, net
Estimated Life (Years)	2 years
Customer relationships | Maximum
Intangible assets, net
Estimated Life (Years)	20 years
Computer software and game library
Intangible assets, net
Weighted- Average Amortization Period (Years)	5 years 7 months 6 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 918	918
Amortization
Accumulated Amortization	809	784
Intangible assets, net
Net Carrying Amount	$ 109	134
Computer software and game library | Minimum
Intangible assets, net
Estimated Life (Years)	3 years
Computer software and game library | Maximum
Intangible assets, net
Estimated Life (Years)	14 years
Trademarks
Intangible assets, net
Weighted- Average Amortization Period (Years)	14 years 1 month 6 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 185	186
Amortization
Accumulated Amortization	106	92
Intangible assets, net
Net Carrying Amount	$ 80	94
Trademarks | Minimum
Intangible assets, net
Estimated Life (Years)	1 year
Trademarks | Maximum
Intangible assets, net
Estimated Life (Years)	20 years
Developed technologies
Intangible assets, net
Weighted- Average Amortization Period (Years)	5 years 7 months 6 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 233	225
Amortization
Accumulated Amortization	216	213
Intangible assets, net
Net Carrying Amount	$ 17	13
Developed technologies | Minimum
Intangible assets, net
Estimated Life (Years)	2 years
Developed technologies | Maximum
Intangible assets, net
Estimated Life (Years)	15 years
Licenses
Intangible assets, net
Weighted- Average Amortization Period (Years)	3 years 6 months
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 65	69
Amortization
Accumulated Amortization	58	59
Intangible assets, net
Net Carrying Amount	$ 6	11
Licenses | Minimum
Intangible assets, net
Estimated Life (Years)	3 years
Licenses | Maximum
Intangible assets, net
Estimated Life (Years)	23 years
Other
Intangible assets, net
Weighted- Average Amortization Period (Years)	9 years
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 35	37
Amortization
Accumulated Amortization	28	27
Intangible assets, net
Net Carrying Amount	$ 7	$ 10
Other | Minimum
Intangible assets, net
Estimated Life (Years)	4 years
Other | Maximum
Intangible assets, net
Estimated Life (Years)	17 years